Stock-Based Compensation - Summary of Option Activities (Details) - Stock options shares in Thousands	6 Months Ended
Jun. 30, 2017 $ / shares shares
Range of Exercise Prices
Options Outstanding (in shares) | shares	841
Weighted Average Exercise Price (in dollars per share)	$ 0.39
Options Exercisable (in shares) | shares	791
Weighted Average Exercise Price (in dollars per share)	$ 2.62
Weighted Average Remaining Contractual Life (in years)	3 months 14 days
$0.36 - 0.41
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.36
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 0.41
Options Outstanding (in shares) | shares	151
Weighted Average Exercise Price (in dollars per share)	$ 0.38
Options Exercisable (in shares) | shares	151
Weighted Average Exercise Price (in dollars per share)	$ 0.36
Weighted Average Remaining Contractual Life (in years)	3 months
$0.96 - 1.80
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 0.96
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 1.80
Options Outstanding (in shares) | shares	69
Weighted Average Exercise Price (in dollars per share)	$ 0.97
Options Exercisable (in shares) | shares	69
Weighted Average Exercise Price (in dollars per share)	$ 0.97
Weighted Average Remaining Contractual Life (in years)	9 months
$3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.36
Options Outstanding (in shares) | shares	278
Weighted Average Exercise Price (in dollars per share)	$ 3.33
Options Exercisable (in shares) | shares	278
Weighted Average Exercise Price (in dollars per share)	$ 3.33
Weighted Average Remaining Contractual Life (in years)	1 year 10 months 28 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50
Options Outstanding (in shares) | shares	343
Weighted Average Exercise Price (in dollars per share)	$ 3.48
Options Exercisable (in shares) | shares	293
Weighted Average Exercise Price (in dollars per share)	$ 3.48
Weighted Average Remaining Contractual Life (in years)	3 years 1 month 6 days